INVESTMENTS IN SUBSIDIARIES - Schedule of Non-Wholly Owned Subsidiaries With Material Non-Controlling Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 19,706	$ 15,687
Subsidiaries with material non-controlling interests | BPO
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	0.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 5,020	$ 4,758
Subsidiaries with material non-controlling interests | BPO | Bottom of range
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	1.00%
Subsidiaries with material non-controlling interests | BPO | Top of range
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	100.00%
Subsidiaries with material non-controlling interests | BPY Subsidiary Holding Entities
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	0.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 3,871	$ 717
Subsidiaries with material non-controlling interests | BPR Retail Holdings LLC
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	0.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 1,274	$ 1,537
Subsidiaries with material non-controlling interests | BSREP II PBSA Ltd.
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	75.00%	75.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 1,190	$ 961
Subsidiaries with material non-controlling interests | BSREP II Korea Office Holdings Pte. Ltd.
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	78.00%	78.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 936	$ 627
Subsidiaries with material non-controlling interests | BSREP II MH Holdings LLC
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	74.00%	74.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 932	$ 998
Subsidiaries with material non-controlling interests | Center Parcs UK
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	73.00%	73.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 799	$ 550
Subsidiaries with material non-controlling interests | BSREP CARS Sub-Pooling LLC
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	74.00%	74.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 588	$ 889
Subsidiaries with material non-controlling interests | BSREP II WS Hotel Holding LLC
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	74.00%	74.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 544	$ 232
Subsidiaries with material non-controlling interests | Brookfield Fairfield Multifamily Value Add Fund II
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	70.00%	70.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 383	$ 423
Subsidiaries with material non-controlling interests | BSREP II Retail Upper Pooling LLC
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	50.00%	50.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 383	$ 423
Subsidiaries with material non-controlling interests | BSREP II Aries Pooling LLC
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	74.00%	74.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 376	$ 425
Subsidiaries with material non-controlling interests | Hospitality Investors Trust
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	74.00%	74.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 376	$ 330
Subsidiaries with material non-controlling interests | Brookfield India Real Estate Trust
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	82.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 280	$ 0
Subsidiaries with material non-controlling interests | Brookfield India Real Estate Trust | BSREP I and BSREP II
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	54.00%
Subsidiaries with material non-controlling interests | Other
Disclosure of subsidiaries
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 2,754	$ 2,817
Subsidiaries with material non-controlling interests | Other | Bottom of range
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	33.00%	33.00%
Subsidiaries with material non-controlling interests | Other | Top of range
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	77.00%	76.00%